Lines of Credit (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Lines of Credit (Note 13)	$ 0	$ 112,500
Line of Credit Facility, Interest Rate Description	bank’s prime rate plus 1%
Line of Credit Facility, Amount Outstanding	$ 0	$ 112,500